EARNINGS PER SHARE (Details) - RUB (₽) ₽ / shares in Units, shares in Thousands, ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Profit for the year from continuing operations attributable to the owners of the company	₽ 60,796	₽ 51,713	₽ 62,025
Profit / (loss) for the year from discontinued operations attributable to the owners of the company	₽ 616	₽ 2,528	₽ (55,177)
Denominator, in thousands:
Weighted-average ordinary shares outstanding	1,760,468	1,780,935	1,873,563
Employee stock options	1,310	2,682	2,158
Weighted-average diluted shares outstanding	1,761,778	1,783,617	1,875,721
Earnings per share-basic, Russian Rubles	₽ 34.88	₽ 30.46	₽ 3.66
Basic EPS from continuing operations	34.53	29.04	33.11
Basic EPS from discontinued operations	0.35	1.42	(29.45)
Earnings per share-diluted, Russian Rubles	34.86	30.41	3.65
Diluted EPS from continuing operations	34.51	28.99	33.07
Diluted EPS from discontinued operations	₽ 0.35	₽ 1.42	₽ (29.42)